Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NET INCOME	$ 8,574	$ 8,073	$ 8,112
Other comprehensive income (loss):
Change in unrealized gain (loss) on available for sale securities	(830)	1,077	(2,057)
Reclassification adjustment for realized (gains)	(163)
	(993)	1,077	(2,057)
Related tax (expense) benefit	338	(366)	699
Total other comprehensive income (loss), net of tax	(655)	711	(1,358)
Total comprehensive income	$ 7,919	$ 8,784	$ 6,754